Victory Funds

Victory Munder Mid-Cap Core Growth Fund

Supplement dated September 14, 2016

to the Prospectus dated October 28, 2015 (“Prospectus”)

This Prospectus is being revised to reflect changes in the portfolio managers of the Victory Munder Mid-Cap Core Growth Fund.

1.              The following is added to the section “Portfolio Managers” found on Page 5 of the Prospectus:

Robert Glise is a Senior Portfolio Manager/Analyst of the Adviser and has been a Portfolio Manager of the Fund since September 2016.

2.              The first paragraph of the section “Organization and Management of the Fund – Portfolio Management” found on page 12 of the Prospectus is replaced with:

Tony Y. Dong is the Lead Portfolio Manager, and Robert E. Crosby, Robert Glise, Gavin Hayman, Brian S. Matuszak, and Sean D. Wright are Co-Portfolio Managers of the Munder Mid-Cap Core Growth Fund.  Mr. Dong has final investment authority for the Fund.

3.              The following information is hereby added to the section “Organization and Management of the Fund — Portfolio Management” found on Page 12 of the Prospectus:

Robert Glise is a Senior Portfolio Manager/Analyst of the Adviser and has been with the Adviser since September 2016. From 2002 through 2015, Mr. Glise was a Senior Partner and Senior Portfolio Manager with Northpointe Capital Management, where he was the lead manager of the mid-cap growth strategy and a member of the team managing the small-cap growth strategy. Mr. Glise is a CFA charterholder.

4.              Effective September 21, 2016, Madan Gopal is no longer a Portfolio Manager of the Fund and all references to Mr. Gopal are deleted as of that date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Munder Small Cap Growth Fund

Supplement dated September 14, 2016

to the Prospectus dated October 28, 2015 (“Prospectus”)

This Prospectus is being revised to reflect changes in the portfolio managers of the Victory Munder Small Cap Growth Fund.

1.              The following is added to the section “Portfolio Managers” found on Page 4 of the Prospectus:

Robert Glise is a Senior Portfolio Manager/Analyst of the Adviser and has been a Portfolio Manager of the Fund since September 2016.

2.              The first paragraph of the section “Organization and Management of the Fund — Portfolio Management” found on page 10 of the Prospectus is replaced with:

Tony Y. Dong is the Lead Portfolio Manager, and Robert E. Crosby, Robert Glise, Gavin Hayman, Brian S. Matuszak, and Sean D. Wright are Co-Portfolio Managers of the Victory Munder Small Cap Fund.  Mr. Dong has final investment authority for the Fund.

3.              The following information is hereby added to the section “Organization and Management of the Fund — Portfolio Management” found on Page 10 of the Prospectus:

Robert Glise is a Senior Portfolio Manager/Analyst of the Adviser and has been with the Adviser since September 2016. From 2002 through 2015, Mr. Glise was a Senior Partner and Senior Portfolio Manager with Northpointe Capital Management, where he was the lead manager of the mid-cap growth strategy and a member of the team managing the small-cap growth strategy. Mr. Glise is a CFA charterholder.

4.              Effective September 21, 2016, Madan Gopal is no longer a Portfolio Manager of the Fund and all references to Mr. Gopal are deleted as of that date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated September 14, 2016

to the Statement of Additional Information

dated October 28, 2015 (“SAI”)

This Statement of Additional Information is being revised to reflect changes in the portfolio managers of the Victory Munder Mid-Cap Core Growth Fund and Victory Munder Small Cap Growth Fund.

1.              The following information as of a recent date is hereby added to the Other Accounts table on page 64:

	Investment Company Accounts		Pooled Investment Vehicle Accounts		Other Accounts		Total
	Assets Managed	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)(1)
Robert Glise (4)	$0	0	$0	0	$0	0	$0

(4)  As of June 30, 2016.

2.              The following information as of a recent date is hereby added to the Fund Ownership table on page 65:

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned as of June 30, 2016
Robert Glise	Munder Mid-Cap Core Growth Fund	None
	Munder Small Cap Growth Fund	None

3.              Effective September 21, 2016, Madan Gopal is no longer a Portfolio Manager of the Fund and all references to Mr. Gopal are deleted as of that date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.